Investments held at fair value - Schedule of Investments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Beginning balance	£ 719	£ 700
Difference on exchange	(40)	(53)
Additions	214	416
Disposals	(288)	(372)
Provisions	0	4
Reclassifications	0	0
Other fair value movements	54	24
Ending balance	659	719
Current	513	601
Non-current	146	118
Fair value through P&L
Disclosure of financial assets [line items]
Beginning balance	652	640
Difference on exchange	(40)	(52)
Additions	210	405
Disposals	(288)	(372)
Provisions	0	4
Reclassifications	0	(3)
Other fair value movements	60	30
Ending balance	594	652
Current	513	601
Non-current	81	51
Fair value through OCI
Disclosure of financial assets [line items]
Beginning balance	67	60
Difference on exchange	0	(1)
Additions	4	11
Disposals	0	0
Provisions	0	0
Reclassifications	0	3
Other fair value movements	(6)	(6)
Ending balance	65	67
Current	0	0
Non-current	£ 65	£ 67